Note 5 - Employee Benefit Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Disclosure Text Block [Abstract]
Employee Benefit Plans

Note 5. Employee Benefit Plans

We sponsor defined benefit pension plans covering all non-hourly U.S. employees hired prior to July 2024 and our hourly workers at the Lucky Friday mine, as well as a Supplemental Excess Retirement Plan ("SERP") covering certain eligible employees.

Net periodic pension cost for the plans consisted of the following for the three months ended March 31, 2026 and 2025 (in thousands):

	Three Months Ended March 31,
	2026	2025
Service cost	$999	$1,068
Interest cost	2,181	2,094
Expected return on plan assets	(2,969)	(3,251)
Amortization of prior service cost	20	20
Amortization of net loss	—	326
Net periodic pension cost	$231	$257

For the three months ended March 31, 2026 and 2025, the service cost component of net periodic pension cost is included in the same line items of our condensed consolidated financial statements as other employee compensation costs. For the three months ended March 31, 2026, the net benefit related to all other components of net periodic pension cost of $0.8 million (2025: $0.8 million), is included in other income on our condensed consolidated statements of operations and comprehensive income.

Note 7: Employee Benefit Plans

Pensions and Other Post-retirement Plans

We sponsor defined benefit pension plans covering substantially all U.S. employees and a Supplemental Excess Retirement Plan (“SERP”) covering certain eligible employees. During July 2024, we closed the Hecla Mining Company Retirement Plan for Employees

(the “Hecla Plan”) to new participants. The closure of the Hecla Plan does not affect employees hired prior to July 19, 2024, and they will continue to accrue benefits. Benefits to retirees will continue unchanged.

The following tables provide a reconciliation of the changes in the plans’ benefit obligations and fair value of assets over the two-year period ended December 31, 2025, and the funded status as of December 31, 2025 and 2024 (in thousands):

	Pension Benefits
	2025	2024
Change in benefit obligation:
Benefit obligation at beginning of year	$168,004	$149,426
Service cost	4,270	3,659
Interest cost	8,377	8,302
Change due to mortality change	266	2,430
Change due to discount rate change	(3,739)	10,819
Actuarial return	249	1,714
Benefits paid	(9,237)	(8,346)
Benefit obligation at end of year	168,190	168,004
Change in fair value of plan assets:
Fair value of plan assets at beginning of year	184,334	176,958
Actual return on plan assets	31,372	15,722
SERP assets to non-current investments	(39,641)	—
Benefits paid	(7,961)	(8,346)
Fair value of plan assets at end of year	168,104	184,334
Funded status at end of year	$(86)	$16,330

The assets of the SERP are recorded in investments in the consolidated balance sheet as these are held in a Rabbi Trust and not classified as Plan Assets. An out-of-period correction was made to reclassify the SERP assets to non-current investments.

The following table provides the amounts recognized in the consolidated balance sheets as of December 31, 2025 and 2024 (in thousands):

	Pension Benefits
	2025	2024
Non-current assets:
Accrued benefit asset	$22,369	$19,879
Pension liability
Accrued current benefit liability	—	(1,556)
Accrued benefit liability	(22,455)	(1,993)
Accumulated other comprehensive loss	3,870	19,489
Net amount recognized	$3,784	$35,819

The benefit obligation and prepaid benefit costs were calculated by applying the following weighted average assumptions:

	Pension Benefits
	2025		2024
Discount rate: net periodic pension cost	5.35%		5.14%
Discount rate: projected benefit obligation	5.35%		5.14%
Expected rate of return on plan assets	7.25%		7.25%
Rate of compensation increase: net periodic pension cost	3.5%	(1)	3%
Rate of compensation increase: projected benefit obligation	3.5%	(1)	3%

(1)
3.5% for 2025 and 2026, 3% per year thereafter.

The above assumptions were calculated based on information as of December 31, 2025 and 2024, the measurement dates for the plans. The discount rate is based on the yield curve for investment-grade corporate bonds as published by the U.S. Treasury Department. The expected rate of return on plan assets is based upon consideration of the plan’s current asset mix, historical long-term return rates and the plan’s historical performance. Our current assumption for the rate on plan assets is 7.25%. The vested benefit obligation is determined based on the actuarial present value of benefits to which employees are currently entitled, based on employees' expected date of separation or retirement.

Net periodic pension cost for the plans consisted of the following in 2025, 2024, and 2023 (in thousands):

	Pension Benefits
	2025	2024	2023
Service cost	$4,270	$3,659	$3,794
Interest cost	8,377	8,302	7,974
Expected return on plan assets	(10,187)	(12,544)	(12,428)
Amortization of prior service cost	82	265	500
Amortization of net loss (gain)	2,030	61	(188)
Net periodic pension (benefit) cost	$4,572	$(257)	$(348)

The service cost component of net periodic pension cost is included in the same line items of our consolidated financial statements as other employee compensation costs. The net cost (benefit) of $0.3 million, ($3.9) million and ($4.1) million for 2025, 2024 and 2023, respectively, related to all other components of net periodic pension cost is included in other income on our consolidated statements of operations and comprehensive income (loss).

Each defined benefit pension plan's statement of investment policy delineates the responsibilities of the board, the committee which administers the plan, the investment manager(s), and investment adviser/consultant, and provides guidelines on investment management. Investment objectives are established for each of the asset categories included in the pension plans with comparisons of performance against appropriate benchmarks. Each plan's policy calls for investments to be supervised by qualified investment managers. The investment managers are monitored on an ongoing basis by our outside consultant, with formal reporting to us and the consultant performed each quarter. The policy sets forth the following allocation of assets:

	Target	Maximum
Large cap U.S. equities	17%	20%
Small cap U.S. equities	8%	10%
Non-U.S. equities	25%	30%
U.S. Fixed income	18%	23%
Emerging markets debt	5%	8%
Real estate	15%	18%
Absolute return	5%	7%
Company stock/Real return	7%	13%

Each defined benefit pension plan's statement of investment policy and objectives aspires to achieve the assumed long term rate of return on plan assets established by the plan’s actuary plus one percent.

Accounting guidance has established a hierarchy of assets measured at fair value on a recurring basis. The three levels included in the hierarchy are:

Level 1: quoted prices in active markets for identical assets or liabilities

Level 2: significant other observable inputs

Level 3: significant unobservable inputs

The fair values by asset category in each pension plan, along with their hierarchy levels, are as follows as of December 31, 2025 (in thousands):

	Hecla plan				Lucky Friday
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investments measured at fair value
Interest-bearing cash	$568	$—	$—	$568	$156	$—	$—	$156
Common stock	7	—	—	7	—	—	—	—
Mutual funds	78,805	—	—	78,805	18,574	—	—	18,574
Total investments in the fair value hierarchy	79,380	—	—	79,380	18,730	—	—	18,730
Investments measured at net asset value
Real estate funds	—	—	—	18,585	—	—	4,348	4,348
Common collective funds	—	—	—	38,356	—	5,270	3,435	8,705
Total investments measured at net asset value	—	—	—	56,941	—	5,270	7,783	13,053
Total fair value	$79,380	$—	$—	$136,321	$18,730	$5,270	$7,783	$31,783

The fair values by asset category in each defined benefit pension plan, along with their hierarchy levels, were as follows as of December 31, 2024 (in thousands):

	Hecla plans				Lucky Friday
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investments measured at fair value
Interest-bearing cash	$2,699	$—	$—	$2,699	$123	$—	$—	$123
Common stock	18,874	—	—	18,874	2,932	—	—	2,932
Mutual funds	87,823	—	—	87,823	13,016	—	—	13,016
Total investments in the fair value hierarchy	109,396	—	—	109,396	16,071	—	—	16,071
Investments measured at net asset value
Real estate funds	—	—	—	16,318	—	—	—	3,698
Common collective funds	—	—	—	31,688	—	—	—	7,163
Total investments measured at net asset value	—	—	—	48,006	—	—	—	10,861
Total fair value	$109,396	$—	$—	$157,402	$16,071	$—	$—	$26,932

Common stock investments included investments in Hecla common stock as of December 31, 2025 of $18.5 million (2024: $18.9 million) for the Hecla Plan and $3.0 million (2024: $2.9 million) for the Lucky Friday retirement plan.

Generally, investments are valued based on information provided by fund managers to each plan's trustee as reviewed by management and its investment advisers. Mutual funds and equities are valued based on available exchange data. Commingled equity funds consist of publicly-traded investments.

Fair value for real estate funds, hedge funds and common collective equity funds is measured using the net asset value per share (or its equivalent) practical expedient (“NAV”), and has not been categorized in the fair value hierarchy. There are no unfunded commitments related to these investments. There are no restrictions on redemptions of these funds as of December 31, 2025, except as limited by the redemption terms discussed below. The following summarizes information on the asset classes measured using NAV:

	Investment strategy	Redemption terms
Real estate funds	Invest in real estate properties among the four major property types (office, industrial, retail and multi-family)	Allowed quarterly with notice of between 45 and 60 days
Hedge funds	Invest in a variety of asset classes which aim to diversify sources of returns	Allowed quarterly with notice of 90 days
Common collective funds	Invest in U.S. large cap or small/medium cap public equities in actively traded managed equity portfolios	Allowed daily or with notice of 30 days

The following are estimates of future benefit payments, which reflect expected future service as appropriate, related to our pension plans (in thousands):

Year Ending December 31,	Pension Plans
2026	$10,273
2027	10,275
2028	10,549
2029	10,713
2030	10,996
Years 2031-2035	55,143

The last time we made a contribution to the plans was during 2023 in the form of $0.2 million in shares of our common stock contributed to the Hecla Plan, respectively. We do not expect to be required to contribute to our defined benefit plans in 2026, but we may choose to do so.

The following table indicates whether our pension plans had accumulated benefit obligations (“ABO”) in excess of plan assets, or plan assets exceeded ABO. In 2025, one of our plans had ABOs in excess of plan assets. During 2024 two of our plans had plan assets in excess of the ABO and one did not (in thousands).

	2025	2025	2024	2024
	Plan Assets Exceed ABO	ABO Exceed Plan Assets	Plan Assets Exceed ABO	ABO Exceed Plan Assets
Projected benefit obligation	$145,736	$22,454	$48,251	$119,753
Accumulated benefit obligation	142,230	21,834	47,262	116,148
Fair value of plan assets	168,104	—	66,573	117,761

For the pension plans, the following amounts are included in “Accumulated other comprehensive income, net” on our balance sheet as of December 31, 2025, that have not yet been recognized as components of net periodic benefit cost (in thousands):

Pension Benefits
Unamortized net loss	$3,647
Unamortized prior service cost	223

Except for a limited number of employees who participate in the SERP, non-U.S. employees are not eligible to participate in the defined benefit pension plans that we maintain for U.S. employees. Canadian employees participate in Canada's public retirement income system, which includes the following components: (i) the Canada (or Quebec) Pension Plan, which is an employee and employer contributory, earnings-related social insurance program, and (ii) the Old Age Security program. Mexican employees participate in Mexico's public retirement income system, which is based on contributions the employee, employer and the government submit to the retirement savings system. The system is administered through savings accounts managed by private fund managers selected by the participant.

Capital Accumulation Plans

Our Capital Accumulation Plan ("401(k) plan") is available to all U.S. salaried and certain hourly employees upon employment. We make a matching contribution in the form of cash or stock of 100% of an employee’s contribution up to 6% of eligible earnings. Our matching contributions, all in Hecla common stock, were $5.1 million, $4.8 million and $4.6 million in 2025, 2024 and 2023, respectively.

We also maintain a 401(k) plan that is available to all hourly employees at Lucky Friday upon employment. When an employee meets eligibility requirements we make a matching cash contribution of 100% of the employee’s contribution up to, but not exceeding, 6% of the employee’s eligible earnings. Our matching contributions were $1.9 million, $1.6 million and $1.3 million in 2025, 2024 and 2023, respectively.